Securities	12 Months Ended
Dec. 31, 2016
SECURITIES
SECURITIES

5. SECURITIES

The amortized cost and fair value of securities as of the dates set forth were as follows:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$118,272	$17	$(403)	$117,886
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	99,876	452	(430)	99,898
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	42,379	96	(563)	41,912
Corporate debt securities	3,788	1	(14)	3,775
Obligations of municipal subdivisions	236	-	(1)	235
CRA qualified investment fund	11,183	-	(270)	10,913
Total	$275,734	$566	$(1,681)	$274,619

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$14,358	$140	$(267)	$14,231
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	21,147	2	(536)	20,613
Total	$35,505	$142	$(803)	$34,844

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$90,032	$3	$(85)	$89,950
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	129,752	1,137	(184)	130,705
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	51,569	74	(314)	51,329
Corporate debt securities	3,790	4	(1)	3,793
Obligations of municipal subdivisions	236	8	-	244
Total	$275,379	$1,226	$(584)	$276,021

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$15,002	$320	$(143)	$15,179
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	27,128	54	(365)	26,817
Total	$42,130	$374	$(508)	$41,996

Expected maturities of securities will differ from contractual maturities because the underlying borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date are shown separately.  The following table sets forth, as of the date indicated, contractual maturities of securities:

	December 31, 2016
	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in thousands)

Due in one year or less	$42,074	$42,056	$-	$-
Due after one year through five years	79,986	79,605	-	-
Due after five years through ten years	236	235
	122,296	121,896	-	-

Mortgage-backed securities and collateralized mortgage obligations	142,255	141,810	35,505	34,844
CRA qualified investment fund	11,183	10,913	-	-
Total	$275,734	$274,619	$35,505	$34,844

There were no sales of securities during the year ended December 31, 2016.

Proceeds from sales of securities classified as available‑for‑sale of $109.4 million and $19.2 million were received during the years ended December 31, 2015 and 2014, respectively. Sales in 2015 included $76.5 million of the acquired securities from the Patriot acquisition and resulted in net gain of $195 thousand, which is comprised of $225 thousand in gross realized gains offset by $30 thousand in gross realized losses.

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The investment securities portfolio is evaluated for OTTI by segregating the portfolio into two general segments and applying the appropriate OTTI model. Investment securities classified as available-for-sale or held-to-maturity are evaluated for OTTI under FASB ASC 320, Investments—Debt and Equity Securities.

In determining OTTI, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the entity has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the other-than-temporary impairment recognized in earnings depends on whether an entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

As of December 31, 2016, the Company does not intend to sell any debt securities classified as held-to-maturity and management believes that the Company more, likely than not, will not be required to sell any debt securities that are in a loss position before their anticipated recovery, at which time the Company will receive full value for the securities. Furthermore, as of December 31, 2016, management does not have the intent to sell any of its securities classified as available-for-sale that are in a loss position and believes that it is more likely than not that the Company will not have to sell any such securities before a recovery of cost. The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased. The fair value is expected to recover as the securities approach their maturity date or repricing date or if market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of credit quality. Accordingly, as of December 31, 2016, management believes any impairment in the Company’s securities is temporary and no impairment loss has been realized in the Company’s consolidated statements of income.

Declines in the fair value of individual securities below their cost that are other-than-temporary would result in writedowns, as a realized loss, to their fair value. In evaluating other-than-temporary impairment losses, management considers several factors including the severity and the duration that the fair value has been less than cost, the credit quality of the issuer, and whether it is more likely than not that the Company will be required to sell the security before a recovery in value. The Company has not realized any losses due to other-than-temporary impairment of securities as of December 31, 2016.

Securities with unrealized losses segregated by length of continuous unrealized loss position as of the dates set forth were as follows:

	December 31, 2016
	Less than 12 Months			12 Months or More
	Amortized Cost	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$100,517	$(403)	$100,114	$-	$-	$-
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	60,233	(405)	59,828	4,121	(25)	4,096
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	29,916	(492)	29,424	2,874	(71)	2,803
Corporate debt securities	1,785	(14)	1,771	-	-	-
Obligations of municipal subdivisions	236	(1)	235	-	-	-
CRA qualified investment fund	11,183	(270)	10,913	-	-	-
Total	$203,870	$(1,585)	$202,285	$6,995	$(96)	$6,899

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$8,551	$(234)	$8,317	$860	$(33)	$827
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	12,141	(191)	11,950	7,644	(345)	7,299
Total	$20,692	$(425)	$20,267	$8,504	$(378)	$8,126

	December 31, 2015
	Less than 12 Months			12 Months or More
	Amortized Cost	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$85,028	$(85)	$84,943	$-	$-	$-
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	48,830	(184)	48,646	-	-	-
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	33,299	(314)	32,985	-	-	-
Corporate debt securities	2,009	(1)	2,008	-	-	-
Total	$169,166	$(584)	$168,582	$-	$-	$-

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$3,220	$(48)	$3,172	$2,571	$(95)	$2,476
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	9,945	(73)	9,872	12,871	(292)	12,579
Total	$13,165	$(121)	$13,044	$15,442	$(387)	$15,055

The average loss on securities in an unrealized loss position was 1.04% and 0.55% of the amortized cost basis at December 31, 2016 and 2015, respectively. There were nine and six securities in an unrealized loss position of greater than 12 months at December 31, 2016 and 2015, respectively.

The Company did not own securities of any one issuer (other than the U.S. government and its agencies or sponsored enterprises) for which the aggregate adjusted cost exceeds 10% of the consolidated shareholders’ equity at December 31, 2016 or 2015.

Securities with an amortized cost of $12.2 million and $14.9 million and fair value of $12.2 million and $15.0 million were pledged and available to be sold under repurchase agreements at December 31, 2016 and December 31, 2015, respectively. Securities with an amortized cost of $73.0 million and $97.3 million and fair value of $72.6 million and $97.1 million were pledged to various Federal Reserve Districts related to deposits of bankruptcy trustees at December 31, 2016 and 2015, respectively. Securities with an amortization cost and fair value of $1.3 million and $2.2 million at December 31, 2016 and 2015 were pledged to collateralize public deposits, respectively.  In addition, securities with an amortized cost of $5.2 million and $2.8 million and fair value of $5.2 million and $2.9 million were pledged as collateral for the Company’s derivative instruments at December 31, 2016 and December 31, 2015, respectively.